CONCENTRATIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [Line Items]
Deposit	$ 2,019,001		$ 1,701,662
Customers Three [member] | Supplier [member]
Statement [Line Items]
Concentration of credit risk	25.40%
Customers Three [member] | Total Revenue [member]
Statement [Line Items]
Concentration of credit risk		14.90%
Customers Two [member] | Supplier [member]
Statement [Line Items]
Concentration of credit risk	25.60%
Customers Two [member] | Total Revenue [member]
Statement [Line Items]
Concentration of credit risk	33.20%	23.70%
Customers One [member] | Supplier [member]
Statement [Line Items]
Concentration of credit risk	26.20%	12.50%
Customers One [member] | Total Revenue [member]
Statement [Line Items]
Concentration of credit risk	57.10%	46.00%
Customers One [member] | Accounts Receivable [member]
Statement [Line Items]
Concentration of credit risk	96.20%		82.10%